Ordinary Shares	12 Months Ended
Dec. 31, 2023
Ordinary Shares [Abstract]
ORDINARY SHARES

19. ORDINARY SHARES

The Company was incorporated in April 2012. As of January 1, 2022, the number of Company’s authorized Class A ordinary shares were 55,248,154 with par value of US$0.016 per share; and the number of Class A ordinary shares issued and outstanding was 5,276,663.

In June 2022, two of the share options holders exercised their share options into 361,614 Class A ordinary shares (note 21).

As of December 31, 2022, the number of Company’s authorized Class A ordinary shares were 55,248,154 with par value of US$0.016 per share; and the number of Class A ordinary shares issued and outstanding was 5,638,277.

In October 2023, one of the Company’s registered shareholders surrendered 180,807 Class A ordinary shares and were issued the same number of share options at nominal exercise price which are only exercisable upon the completion of the Company’s qualified IPO (note 21).

In November 2023, in connection with the initial public offering completed, the Company:

(1)	Issued 3,900,000 Class A ordinary shares for US$33.2 million (RMB234.8 million). The Company received net amount of US$30.1 million (RMB213.2 million) in total after deducting underwriting discounts, commissions and other offering expenses payable for the amount of US$3.1 million (RMB21.6 million)

(2)	All of Redeemable Convertible Preferred Shares were converted into 4,507,844 Class A ordinary shares (note 17). The Company also issued 3,503,080 Class A ordinary shares to Redeemable Convertible Preferred Shareholders.

(3)	Series seed convertible preferred shareholders converted their series seed convertible preferred shares into 1,076,495 Class A ordinary shares (note 20).

(4)	Holders of 2020 Convertible Loan, August 2021 Convertible Loan, 2023 Convertible Loans converted into 1,387,250 Class A ordinary shares in total (note 18).

(5)	Issued 196,044 Class A ordinary shares in connection with acquire 100% interest in Cook San Francisco, LLC. (note 16).

As of December 31, 2023, the number of Company’s authorized Class A ordinary shares were 55,248,154 with par value of US$0.016 per share; and the number of Class A ordinary shares issued and outstanding was 20,028,168.

In May 2019, the Company issued 875,000 Class B ordinary shares to the Founder for a total cash consideration of US$1.0. The shareholder of Class B ordinary shares shall be entitled to ten votes for each share and only held by the Founder, not be entitled to dividends and distributions of the Company, and not be transferable, convertible or redeemable by the Company. Each Class B ordinary share shall automatically be cancelled by the Company immediately upon the consummation of a qualified IPO or the occurrence of any liquidation event. In November 2023, the Company has waived the provision of Memorandum and Articles of Association to allow the redesignation of all of the issued and outstanding Class B ordinary shares with such the rights, preferences and privileges and the authorized Class B Ordinary shares would be 875,000 as of December 31, 2023.